Income Taxes (Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income taxes at statutory federal tax rate		$ 11,670		$ 24,189		$ (10,319)	$ 76,767
Statutory federal income tax rate (%)	21.00%	21.00%		21.00%		21.00%	35.00%
Plant basis difference		$ (4,261)		$ 699		$ 1,079	$ 2,213
Plant basis difference (%)		(7.67%)		0.61%		(2.20%)	1.01%
Allowance for funds used during construction		$ (520)		$ 0		$ (70)	$ (291)
Allowance for funds used during construction (%)		(0.94%)		0.00%		0.14%	(0.13%)
Amortization of investment tax credits		$ (165)		$ (658)		$ (703)	$ (751)
Amortization of investment tax credits (%)		(0.30%)		(0.57%)		1.43%	(0.34%)
Amortization of excess deferred taxes		$ (2,431)		$ (18,020)		$ (9,798)	$ (196)
Amortization of excess deferred taxes (%)		(4.37%)		(15.64%)		19.94%	(0.09%)
Cost of removal		$ (28)		$ 5,837		$ (1,561)	$ (2,944)
Cost of removal (%)		(0.05%)		5.07%		3.18%	(1.34%)
State income taxes-net of federal benefit		$ 2,665		$ 6,259		$ (2,492)	$ 9,778
State income taxes-net of federal benefit (%)		4.80%		5.43%		5.07%	4.46%
Re-measurement		$ 1,243		$ 0		$ 7,031	$ 0
Re-measurement (%)		2.23%		0.00%		(14.31%)	0.00%
ASU 2016-09 adoption		$ 0		$ 0		$ (3,223)	$ 0
ASU 2016-09 adoption (%)		0.00%		0.00%		6.56%	0.00%
Return to provision adjustment		$ 0		$ (1,666)		$ (4,669)	$ (4,859)
Return to provision adjustment (%)		0.00%		(1.45%)		9.50%	(2.22%)
Compensation Limitation under 162(m) and 280G		$ 0		$ 1,032		$ 0	$ 0
Compensation Limitation under 162(m) and 280G (%)		0.00%		0.90%		0.00%	0.00%
Other items-net		$ (702)		$ 411		$ (264)	$ 2,122
Other items-net (%)		(1.26%)		0.35%		0.54%	0.96%
Total income tax expense (benefit) and effective tax rate		$ 7,471	$ 25,072	$ 18,083	$ (42,591)	$ (24,989)	$ 81,839
Total income tax expense (benefit) and effective tax rate (%)		13.44%		15.70%		50.85%	37.31%